Performance Management	Aug. 10, 2026
m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.mplusfunds.com
Performance Availability Phone [Text]	888-852-4281
m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.mplusfunds.com
Performance Availability Phone [Text]	888-852-4281
m+ DualYield Autocall ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.mplusfunds.com
Performance Availability Phone [Text]	888-852-4281
m+ DynaBuffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	www.mplusfunds.com
Performance Availability Phone [Text]	888-852-4281